Investment Strategy - Defiance AI Powered ETF	Oct. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded Fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-listed equity securities selected by the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”). The Adviser, in its discretion, selects the Fund’s investments through an artificial intelligence (“AI”)-driven investment process that utilizes outputs from the Xplore AI Model (defined below) including predictive AI, machine-learning, natural language processing, and algorithmic techniques, as well as the Adviser’s proprietary multi-factor scoring system (the “Scoring System”). The Fund invests primarily in common stocks of U.S.-listed companies and index-based ETFs.
To select investments for the Fund’s portfolio, the Adviser first utilizes the outputs from an AI model (“Xplore AI Model”) developed and operated by Xplore Data Technologies, Inc., the Fund’s research/model provider and sponsor (the “Sponsor”). The Xplore AI Model evaluates a starting universe consisting of the constituents of the Russell 3000® Index. The model applies liquidity and investibility screens to the starting universe, removing stocks with a market capitalization below $300 million to ensure only securities with adequate liquidity and market depth are considered for selection by the model (the “Investible Universe”). The Xplore AI Model also maintains a secondary ETF sleeve consisting of a curated list of index-based ETFs, such as commodity index ETFs (including, exchange-traded products (“ETPs”) registered under the Securities Act of 1933, as amended (the “1933 Act”)), U.S. Treasury ETFs or real estate index ETFs (excluding leveraged and inverse ETFs) that complement the portfolio stocks identified by the Xplore AI Model. This ETF sleeve is added to the Eligible Universe only during the final model portfolio construction stage after the Xplore AI Model has scored and ranked individual equity securities and identified the proposed equity portfolio.
The Xplore AI Model then employs natural language processing and algorithms to evaluate the securities in the Investible Universe and assigns a quantitative score based on: (i) macroeconomic factors, including current-events synthesis, market data, and forward event calendars; (ii) company fundamentals, including valuation, profitability, balance-sheet, cash-flow, technical, analyst-target, and risk measures; (iii) company news and developments, including recent headlines and summaries from a broad set of financial outlets; and (iv) live retrieval of information through model-native web searches and licensed real-time data sources. The Investible Universe is re-scored and reconstituted monthly. In addition, the Investible Universe may be re-scored and reconstituted between monthly reconstitutions when material macroeconomic or company-specific developments occur, subject to the Adviser’s authorization.
Based on the Investible Universe scores, the Xplore AI Model then identifies between approximately 30 to 200 potential investments (the “Eligible Universe”) including stocks and index ETFs. From the Eligible Universe, the Xplore AI Model builds a model portfolio of 40 to 50 securities, with individual position weights generally ranging from 0.5% to 15%, determined by a combination of natural language and algorithms that best balance the risk tradeoff performance as determined by the Xplore AI Model. Index ETFs may not exceed 30% of the model portfolio in the aggregate. At each rebalance, the Sponsor provides the model portfolio to the Adviser (the “Model Output”). The role of the Xplore AI Model ends with the delivery of the Model Output.
The Adviser next applies an overlay to the Model Output using the Adviser’s proprietary multi-factor scoring system (the “Scoring System”), which is separate from the Xplore AI Model and is calculated by a third-party calculation agent engaged by the Adviser. The Scoring System assigns each security in the Model Output a composite score derived from multiple categories of quantitative and qualitative factors, including but not limited to:
•Price & Momentum Trend: Trailing price performance across multiple timeframes, assessed for trend persistence and for whether recent developments are already reflected in the security’s price.
•Fundamental Growth and Quality: Fundamental financial data such as revenue growth, margins, profitability trends, and balance-sheet strength.
•Valuation and Perceived Mispricing: A security’s valuation relative to its growth profile and the divergence between its current price and the Adviser’s expectations.
•Catalyst and Sentiment: Company-specific news flow and near-term catalysts, together with analyst expectations and the direction of estimate revisions.
•Macro and Sector Alignment: How well a security is positioned for the Adviser’s prevailing macroeconomic and sector outlook.
•Risk and Correlation with Other Securities: How well the security would diversify risk when combined with others.
The Adviser makes the final selection of securities from the Model Output, based on the Scoring System, for inclusion in the Fund’s portfolio at each rebalance of the Xplore AI Model. The Adviser, in exercising its investment discretion, may select all the securities in the Model Output or exclude any security that does not meet the Scoring System’s criteria, and the Fund generally holds between 30 and 50 securities. The weights of the selected securities are then scaled proportionally to total 100%, subject to the position limits described above. This systematic process is designed to provide increased exposure to companies that demonstrate accelerating fundamentals, favorable price performance, and improving investor sentiment. The Adviser rebalances and reconstitutes the Fund’s portfolio on a monthly basis in conjunction with each rebalance of the Xplore AI Model and subsequent re-ranking by the Scoring System and, when material macroeconomic or company-specific developments warrant, on an intra-month basis. The Adviser does not assign fixed weights to any factor considered by the Scoring System, and the relative importance of each factor may vary over time and across Eligible Universe securities. Basic rules are applied to avoid over-concentration in any single position, maintain meaningful position sizes, keep the Fund substantially fully invested, and satisfy liquidity requirements.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. At its inception, the Fund expects to have significant exposure to the energy and industrials sectors; however, this may change from time to time.
The Fund may also engage in securities lending as part of its principal investment strategy.
The Sponsor is not affiliated with ETF Series Solutions, the Adviser, or the Fund’s sub-adviser.